Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Rent expense	$ 24.3	$ 25.2	$ 26.2
Contingent rent expense	$ 0.3	$ 0.4	$ 0.5